Intangible assets and goodwill - Aggregated Carrying Amount of Goodwill and Trademark (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Intangible assets and goodwill.
Goodwill	¥ 61,640	¥ 61,640
Trademark with indefinite useful lives	16,540	16,540
Less: impairment loss recognized in profit or loss	¥ (78,180)
Total		¥ 78,180